Deposits - Scheduled Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Banking And Thrift Disclosure [Abstract]
2022	$ 152,402
2023	37,498
2024	32,734
2025	3,107
2026	4,418
Total Time deposit	$ 230,159